Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000007298
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Series M
Without Sales Load [Member] | C000007298
Average Annual Return [Line Items]
Average Annual Return, Percent	3.07%	0.62%	2.25%
UBS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%	0.80%	2.34%
UBS Index: Bloomberg Municipal Managed Money Intermediate (1-17) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate (1-17) Index
Average Annual Return, Percent	5.16%	0.63%	2.15%